Finance Income (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Finance Income [Abstract]
Schedule of finance income
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Tax interest	1,015	-	-
Interest on accounts receivable	898	204	715
Interest on term deposits	834	2,243	1,014
Other finance income	144	529	847
	2,891	2,976	2,576